Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Arena Minerals	Share Capital	Share Capital Arena Minerals	Capital Reserve	Capital Reserve Arena Minerals	Accumulated Other Comprehensive Income/ (Loss)	Deficit	Shareholders Equity	Shareholders Equity Arena Minerals	Non Controlling Interest
Beginning balance at Dec. 31, 2022	$ 784,002		$ 1,350		$ 1,058,361		$ (3,487)	$ (272,222)	$ 784,002
Beginning balance, Shares at Dec. 31, 2022			135,035
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options	172		$ 22		150				172
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options, shares			2,186
Shares issued pursuant to the GM investment, Value	286,954		$ 150		286,804				286,954
Shares issued pursuant to the GM investment, Shares			15,002
Share issuance costs	(15,217)				(15,217)				(15,217)
Shares issued pursuant to the acquisition, Value		$ 163,203		$ 85		$ 163,118				$ 163,203
Shares issued pursuant to the acquisition, Shares				8,456
Share based compensation	14,254				14,254				14,254
DSUs issued in lieu of directors' fees	628				628				628
Distribution of assets upon separation	(1,693,434)				(16,097)			(1,677,337)	(1,693,434)
Net income (loss)	1,288,369							1,288,369	1,288,369
Ending balance at Dec. 31, 2023	828,931		$ 1,607		1,492,001		(3,487)	(661,190)	828,931
Ending balance, Shares at Dec. 31, 2023			160,679
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options	(0)		$ 12		12				(0)
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options, shares			1,253
Share based compensation	7,693				7,693				7,693
Pastos Grandes Transaction (Note 10)	69,546							6,884	6,884		$ 62,662
Net income (loss)	(15,240)							(15,234)	(15,234)		(6)
Ending balance at Dec. 31, 2024	890,930		$ 1,619		1,499,682		(3,487)	(669,540)	828,274		62,656
Ending balance, Shares at Dec. 31, 2024			161,932
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options	0		$ 5		(5)				0
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options, shares			475
Share based compensation	15,055				15,055				15,055
Pastos Grandes Share Premium Reduction Transaction (Note 10)	(11,917)										(11,917)
Pastos Grandes' loss on modification of loans advances to Exar (Note 10)	(255)										(255)
Net income (loss)	(76,880)							(75,449)	(75,449)		(1,431)
Ending balance at Dec. 31, 2025	$ 816,933		$ 1,624		$ 1,514,732		$ (3,487)	$ (744,989)	$ 767,880		$ 49,053
Ending balance, Shares at Dec. 31, 2025			162,407